SCHEDULE OF RECEIVABLES AND OTHER CURRENT ASSETS (Details) - CAD ($)	Dec. 31, 2022	Dec. 31, 2021
Other Receivables
HST paid on purchases	$ 445,128	$ 84,563
VAT paid on purchases	359,502	55,067
Total receivables and other current assets	$ 804,630	$ 139,630